Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 7 — SUBSEQUENT EVENTS

Proposed Business Combination

On October 24, 2021, the Company, entered into an Agreement and Plan of Merger (the “Merger Agreement”) with BRPM Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and FaZe Clan Inc., a Delaware Corporation (“FaZe”), pursuant to which, subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into FaZe (the “Merger”), with FaZe surviving the merger in accordance with the Delaware General Corporation Law as a wholly owned subsidiary of the Company (the transactions contemplated by the Merger Agreement and the related ancillary agreements, the “Business Combination”). At the closing of the Business Combination (the “Closing”), the Company will change its name to “FaZe Holdings Inc.” (the “Pubco”).

Concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements with investors (including investors related to or affiliated with the Sponsor and an investor that is an existing FaZe securityholder) for an aggregate investment $118,000,000 (the “PIPE Investment”). The closing of the PIPE Investment is conditioned upon, among other things, the satisfaction or waiver of all conditions precedent to the Business Combination and the substantially concurrent consummation of the Business Combination. The Subscription Agreements provide for certain customary registration rights for the PIPE Investors. Affiliates of the Sponsor have subscribed to purchase 2,200,000 shares of Class A common stock at $10.00 per share in the PIPE Investment, for an aggregate purchase price of $22,000,000.

The parties have ascribed an equity value of the combined company, following the consummation of the Business Combination, of $987,000,000, assuming none of the Company’s public stockholders seek to redeem their public shares for a pro rata portion of the funds in the Trust Account.

In accordance with the terms and subject to the conditions of the Merger Agreement, at the Closing, the Company has agreed to issue to stockholders of FaZe approximately 67,023,763 shares of Pubco common stock at a deemed per share price of $10.00 (“Aggregate Equity Value Consideration”), plus earnout consideration of 6% of the total number of shares of Pubco common stock that are issued and outstanding as of immediately after the Closing (which earnout consideration is subject to forfeiture following Closing if certain price-based vesting conditions are not met during the five years following Closing).

The Closing is expected to occur in the first quarter of 2022, following the receipt of required approval by the stockholders of the Company and FaZe, required regulatory approvals and the fulfilment or waiver of other conditions set forth in the Merger Agreement, and the effectiveness of the registration statement to be filed with the SEC in connection with the proposed Business Combination.

Amendment to Business Combination Agreement

On December 29, 2021, BRPM, FaZe, and Merger Sub entered into the Merger Agreement Amendment. The Merger Agreement Amendment amends the Merger Agreement to (i) clarify the definition of Acquiror Sale Price and the equity accounting treatment of the Earn-Out Shares and (ii) remove the requirement that the initial New FaZe Board consist of nine directors.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date and through January 6, 2022. The Company did not identify any subsequent events other than what was disclosed above that would have required adjustment or disclosure in the financial statements.

NOTE 6 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date and through January 8, 2021, the date that the financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

FaZe Clan Inc. [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

13.    SUBSEQUENT EVENTS

In preparing the unaudited consolidated financial statements, the Company has evaluated subsequent events through January 6, 2022, which is the date the unaudited condensed consolidated financial statements were available for issuance.

Restricted Shares

In October 2021, the Company granted 602,917 shares of time-based restricted stock awards under the Company’s Amended and Restated 2019 Equity Incentive Plan to the Company’s employees, founders, advisors and members of the talent network, with a vesting period of two years.

CPH

On October 23, 2021, the Company entered into an agreement with the CPH Noteholders, for the settlement of the accrued interest on the CPH Notes and CPH’s right, but not the obligation, to purchase additional Notes from the Company for up to $36.7 million expiring in June 2022. The CPH Right has an anti-dilution feature and survives beyond a change-in-control event, including a merger transaction with a special purpose acquisition company. The Company settled the accrued interest and the CPH Right for 523,763 and 4,800,000 shares of BRPM common stock, respectively, issuable upon the close of the merger (see below).

Agreement and Plan of Merger

On October 24, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with B. Riley 150 and BRPM Merger Sub, Inc., a direct wholly owned subsidiary of B. Riley 150 (“Merger Sub”), pursuant to which Merger Sub will merge with and into the Company, with the Company surviving the merger as a wholly owned subsidiary of B. Riley 150. At the closing of the business combination, B. Riley 150 will change its name to “FaZe Holdings Inc.”

The closing of the merger is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, the receipt of required approval by the stockholders of B. Riley 150 and the Company, required regulatory approvals and the fulfillment of other conditions set forth in the Merger Agreement, and the effectiveness of the registration statement to be filed with the U.S. Securities and Exchange Commission in connection with the transaction.

Financing

On October 25, 2021, the Company secured additional financing from Cox Investment Holdings, Inc. of $5.0 million in exchange for the Company’s senior secured convertible notes.

Claims

Prior to September 30, 2021, the Company had recorded a legal accrual of $1.2 million related to a claim from Treschow-Fritzoe AS that the Company failed to repay Treschow-Fritzoe AS for funds received by the Company in 2017. Subsequent to September 30, 2021, the Company entered into a settlement agreement with Treschow-Fritzoe AS and adjusted its legal accrual from $1.2 million to $0.8 million as of September 30, 2021. The $0.8 million will be paid off no later than April 1, 2022.

16.    SUBSEQUENT EVENTS

In preparing the audited consolidated financial statements, the Company has evaluated subsequent events through October 21, 2021, which is the date the audited consolidated financial statements were available for issuance.

Litigation

On May 21, 2021, Alissa Violet Marie Butler filed suit in the Superior Court of the State of California for the County of Los Angeles against FaZe Clan Inc., Dentons US LLP, Wilson Sonsini Goodrich & Rosati, P.C. Ms. Butler alleges that she is entitled to shares of the Company’s stock. Ms. Butler has not alleged a specific number of shares that she was promised and agrees that there is no written documentation where she is promised shares. The Company is not able to estimate the potential financial impact as of the date of these consolidated financial statements.

Financing

Subsequent to December 31, 2020, the Company amended the terms of the agreement with CPH Phase III SPV L.P., who purchased an additional $25.0 million of Secured Convertible Promissory Notes. The amended terms grant CPH Phase III SPV L.P. the right, but not the obligation, to purchase an additional $36.7 million of Secured Convertible Promissory Notes.

Subsequent to December 31, 2020, the Company secured financing from Cox Investment Holdings, Inc. of $10.0 million in exchange for the Company’s senior secured convertible notes.

Stock Options and Restricted Shares

In July 2021, the Company’s Board of Directors increased the allowable grants of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock and restricted stock units of the Amended and Restated 2019 Equity Incentive Plan from 8,000,000 to 10,500,000.

In July 2021, the Company granted stock options to purchase 6,600,166 shares of the Company’s common stock and 22,197 shares of time-based restricted stock awards under the Company’s Amended and Restated 2019 Equity Incentive Plan to the Company’s employees, founders, advisors and members of the talent network. The stock options and restricted shares had vesting periods ranging from two to four years.

Additionally, in October 2021, the Company granted 602,917 shares of time-based restricted stock awards under the Company’s Amended and Restated 2019 Equity Incentive Plan to the Company’s employees, founders, advisors and members of the talent network, with a vesting period of two years.

B. Riley 150 Principal Merger

On July 30, 2021, the Company and B. Riley Principal 150 Merger Corp. (“B. Riley 150”) (NASDAQ:BRPMU), a special purpose acquisition company sponsored by B. Riley Financial, entered into a letter of intent for a business combination that may result in the Company becoming a wholly-owned subsidiary of B. Riley 150. If such business combination is ultimately completed, the Company would effectively comprise all of B. Riley 150’s material operations.

SUBSEQUENT EVENTS (Unaudited)

Agreement and Plan of Merger

On October 24, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with B. Riley 150 and BRPM Merger Sub, Inc., a direct wholly owned subsidiary of B. Riley 150 (“Merger Sub”), pursuant to which Merger Sub will merge with and into the Company, with the Company surviving the merger as a wholly owned subsidiary of B. Riley 150. At the closing of the business combination, B. Riley 150 will change its name to “FaZe Holdings Inc.”

The closing of the merger is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, the receipt of required approval by the stockholders of B. Riley 150 and the Company, required regulatory approvals and the fulfillment of other conditions set forth in the Merger Agreement, and the effectiveness of the registration statement to be filed with the U.S. Securities and Exchange Commission in connection with the transaction.

Financing

On October 25, 2021, the Company secured additional financing from Cox Investment Holdings, Inc. of $5.0 million in exchange for the Company’s senior secured convertible notes.